Consolidated Balance Sheet (unaudited) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020
Current Assets
Cash & cash equivalents	$ 77,528	$ 129,328
Trade & other receivables	3,342	1,574
Prepayments	9,588	5,646
Total Current Assets	90,458	136,548
Non-Current Assets
Property, plant and equipment	3,237	2,293
Right-of-use assets	7,176	7,978
Financial assets at fair value through other comprehensive income	1,899	1,871
Other non-current assets	3,210	3,311
Intangible assets	581,330	581,601
Total Non-Current Assets	596,852	597,054
Total Assets	687,310	733,602
Current Liabilities
Trade and other payables	28,610	24,972
Provisions	18,307	29,197
Borrowings	41,571	32,455
Lease liabilities	2,552	3,519
Total Current Liabilities	91,040	90,143
Non-Current Liabilities
Deferred tax liability		730
Provisions	19,441	27,563
Borrowings	49,086	57,023
Lease liabilities	6,512	6,317
Deferred consideration	2,500	2,500
Total Non-Current Liabilities	77,539	94,133
Total Liabilities	168,579	184,276
Net Assets	518,731	549,326
Equity
Issued Capital	1,065,539	1,051,450
Reserves	52,186	46,634
(Accumulated losses)/retained earnings	(598,994)	(548,758)
Total Equity	$ 518,731	$ 549,326